Commitments and Contingencies (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Minimum annual lease payments
2018 (remainder of year)	$ 3,765		$ 3,765
2019	7,803		7,803
2020	6,904		6,904
2021	5,849		5,849
2022	4,817		4,817
2023 and thereafter	16,886		16,886
Total	46,024		46,024
Rent expense	$ 4,000	$ 3,200	$ 7,500	$ 6,200
Predecessor
Minimum annual lease payments
2018					$ 6,275
2019					6,159
2020					5,222
2021					4,279
2022					3,297
2023 and thereafter					17,240
Total					42,472
Rent expense					12,600	$ 9,600
Transaction processing services expenses					1,700	4,200
Expenses related to card network					$ 2,400	$ 1,900